Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2024
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Summary of Auditors' Remuneration

	2024	2023	2022
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	10.558	9.700	9.816
Audit of the accounts of subsidiaries, joint ventures and associates	0.534	0.551	0.605
Audit-related assurance services required by legislation to be provided by the auditor	1.871	1.808	1.933
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.261	1.991	7.938

Total assurance services	15.224	14.050	20.292

Fees payable to the Group’s auditors for non-assurance services
Other services	0.498	0.180	–

Total other services	0.498	0.180	–

Total fees	15.722	14.230	20.292